Non-Current Investments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Summary of Investment Holdings [Line Items]
Investments held by environmental trust funds	$ 155.3	[1]	$ 152.1	[1]
Equity investee	22.7	[2]	12.5	[2]
Unlisted	0.2		0.2
Non-current investments	$ 178.2		$ 164.8

[1]	The environmental trust funds are irrevocable trusts under the Group's control. The monies in the trusts are invested primarily in interest bearing short-term (money market), government and other corporate bond investments and the costs of these investments approximate their fair value. The investments provide for the estimated cost of rehabilitation during and at the end of the life of the Group's mines. Although the asset is under the Group's control, it is not available for the general purposes of the Group. All income from this asset is reinvested or spent to meet these obligations. These obligations are described in note 14, "Provision for Environmental Rehabilitation".
[2]	Equity investee: Rand Refinery (Proprietary) Limited ("Rand Refinery") refines gold bullion and by-products. It acts as a refining agent on behalf of the Group's operations (refer to note 22). December 31, 2012 December 31, 2011 Ownership 33.1% 33.1 % The carrying value of the equity investment in Rand Refinery: Opening balance 12.5 9.9 Share of profits recognized 11.4 4.8 Translation (1.2) (2.2) Closing balance 22.7 12.5 The market value of Rand Refinery is not readily determinable.